Risk management and financial instruments - By Maturity (Details) - Interest Rate Swap - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Outstanding principal amount	$ 7,088	$ 7,918
2016
Derivative [Line Items]
Outstanding principal amount	$ 1,000
Pay rate, lower limit	2.14%
Pay rate, upper limit	2.24%
2017
Derivative [Line Items]
Outstanding principal amount	$ 18
Pay rate, lower limit	3.83%
Pay rate, upper limit	3.83%
2018
Derivative [Line Items]
Outstanding principal amount	$ 1,406
Pay rate, lower limit	0.74%
Pay rate, upper limit	3.80%
2019
Derivative [Line Items]
Outstanding principal amount	$ 1,000
Pay rate, lower limit	2.83%
Pay rate, upper limit	3.34%
2020
Derivative [Line Items]
Outstanding principal amount	$ 680
Pay rate, lower limit	1.11%
Pay rate, upper limit	1.36%
2021
Derivative [Line Items]
Outstanding principal amount	$ 2,632
Pay rate, lower limit	1.36%
Pay rate, upper limit	2.19%
Expiring in 2021 and thereafter
Derivative [Line Items]
Outstanding principal amount	$ 352
Minimum | Expiring in 2021 and thereafter
Derivative [Line Items]
Pay rate, lower limit	1.38%
Maximum | Expiring in 2021 and thereafter
Derivative [Line Items]
Pay rate, upper limit	2.92%